Troubled Debt Restructurings (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivable, Modifications [Line Items]
Number of contracts	178	22
Outstanding recorded investment Pre-modification	$ 103	$ 10
Outstanding recorded investment Post- modification	104	10
Domestic | Commercial
Financing Receivable, Modifications [Line Items]
Number of contracts	3	1
Outstanding recorded investment Pre-modification	42	2
Outstanding recorded investment Post- modification	37	2
Domestic | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number of contracts	2
Outstanding recorded investment Pre-modification	11
Outstanding recorded investment Post- modification	12
Domestic | Wealth Management Loans and Mortgages
Financing Receivable, Modifications [Line Items]
Number of contracts	6
Outstanding recorded investment Pre-modification	3
Outstanding recorded investment Post- modification	3
Domestic | Other Residential Mortgages
Financing Receivable, Modifications [Line Items]
Number of contracts	166	21
Outstanding recorded investment Pre-modification	44	8
Outstanding recorded investment Post- modification	49	8
Foreign
Financing Receivable, Modifications [Line Items]
Number of contracts	1
Outstanding recorded investment Pre-modification	3
Outstanding recorded investment Post- modification	$ 3